UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: 06/30/2018

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 88.88%
	Consumer Discretionary - Retailing -- 3.30%
36,500	Home Depot, Inc. (The)	$ 7,121,150
85,000	TJX Companies, Inc. (The)	8,090,300
		------------
		15,211,450
		------------

	Consumer Discretionary - Services -- 5.91%
125,000	Cedar Fair, L.P.	7,876,250
66,500	Darden Restaurants, Inc.	7,119,490
240,000	Extended Stay America, Inc.	5,186,400
101,000	Six Flags Entertainment Corporation	7,075,050
		------------
		27,257,190
		------------

	Consumer Staples - Food & Staples
	Retailing -- 1.43%
110,500	Walgreens Boots Alliance, Inc.	6,631,657
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 5.10%
130,000	Hormel Foods Corporation	4,837,300
70,500	Kraft Heinz Company (The)	4,428,810
82,000	Philip Morris International Inc.	6,620,680
117,500	Pinnacle Foods Inc.	7,644,550
		------------
		23,531,340
		------------

	Consumer Staples - Household & Personal
	Products -- 1.00%
59,000	Proctor & Gamble Company (The)	4,605,540
		------------

	Energy -- 3.94%
65,000	Chevron Corporation	8,217,950
175,000	EnLink Midstream Partners LP	2,717,750
119,100	Enterprise Products Partners L.P.	3,295,497
97,178	Williams Partners L.P.	3,944,455
		------------
		18,175,652
		------------

	Financials - Banks -- 6.72%
300,000	First Horizon National Corporation	5,352,000
365,000	KeyCorp	7,132,100
84,000	PNC Financial Services Group, Inc. (The)	11,348,400
112,500	Webster Financial Corporation	7,166,250
		------------
		30,998,750
		------------

	Financials - Diversified -- 3.86%
137,100	Cohen & Steers, Inc.	5,718,441
117,500	Northern Trust Corporation	12,089,575
		------------
		17,808,016
		------------

	Financials - Insurance -- 4.87%
112,500	Arthur J. Gallagher & Co.	7,344,000
65,000	Chubb Limited	8,256,300
345,000	Old Republic International Corporation	6,868,950
		------------
		22,469,250
		------------

	Health Care - Equipment & Services -- 6.03%

150,000	Abbott Laboratories	9,148,500
112,500	Medtronic Public Limited Company	9,631,125
20,000	Quest Diagnostics Incorporated	2,198,800
66,000	ResMed Inc.	6,836,280
		------------
		27,814,705
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 3.17%
7,500	Gilead Sciences, Inc.	531,300
37,500	Johnson & Johnson	4,550,250
262,500	Pfizer Inc.	9,523,500
		------------
		14,605,050
		------------

	Industrials - Capital Goods -- 7.37%
95,000	Emerson Electric Co.	6,568,300
150,000	Fastenal Company	7,219,500
45,000	Harris Corporation	6,504,300
73,000	Snap-on Incorporated	11,732,560
15,000	Stanley Black & Decker, Inc.	1,992,150
		------------
		34,016,810
		------------

	Industrials - Commercial & Professional
	Services -- 2.66%
65,000	Healthcare Services Group, Inc.	2,807,350
172,800	KAR Auction Services, Inc.	9,469,440
		------------
		12,276,790
		------------

	Industrials - Transportation -- 1.60%
102,500	Ryder System, Inc.	7,365,650
		------------

	Information Technology - Hardware &
	Equipment -- 4.30%
66,400	Apple Inc.	12,291,304
175,000	Cisco Systems, Inc.	7,530,250
		------------
		19,821,554
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 6.32%
72,500	Analog Devices, Inc.	6,954,200
180,000	Intel Corporation	8,947,800
67,500	Maxim Integrated Products, Inc.	3,959,550
46,500	Microchip Technology Incorporated	4,229,175
77,500	Xilinx, Inc.	5,057,650
		------------
		29,148,375
		------------

	Information Technology - Software &
	Services -- 5.79%
44,500	Accenture plc - Class A	7,279,755
60,000	Fidelity National Information Services, Inc.	6,361,800
132,500	Microsoft Corporation	13,065,825
		------------
		26,707,380
		------------

	Materials -- 3.50%
185,000	PolyOne Corporation	7,995,700
140,000	RPM International, Inc.	8,164,800
		------------
		16,160,500
		------------

	Real Estate -- 7.99%
62,500	CyrusOne Inc.	3,647,500
47,712	Digital Realty Trust, Inc.	5,323,705
15,000	Equinix, Inc.	6,448,350

165,000	QTS Realty Trust, Inc. - Class A	6,517,500
116,300	W.P. Carey Inc.	7,716,505
197,500	Weyerhaeuser Company	7,200,850
		------------
		36,854,410
		------------

	Telecommunication Services -- 1.74%
250,000	AT&T Inc.	8,027,500
		------------

	Utilities -- 2.28%
45,000	CMS Energy Corporation	2,127,600
130,000	WEC Energy Group, Inc.	8,404,500
		------------
		10,532,100
		------------

	TOTAL COMMON STOCKS
	(cost $302,296,607)	410,019,669
		------------

CONVERTIBLE PREFERRED STOCKS -- 1.56%
	Energy - 1.56%
210,000	Kinder Morgan, Inc. 9.75%, Cumulative,
	Mandatory Convertible, Series A
	(cost $8,788,761)	7,184,373
		------------

SHORT-TERM INVESTMENTS -- 9.48%
	U.S. Government Sercurities - 8.02%
$24,000,000	U.S. Treasury Bill 07/05/2018, 1.506%	23,997,030
5,000,000	U.S. Treasury Bill 07/12/2018, 1.746%	4,997,609
3,000,000	U.S. Treasury Bill 07/19/2018, 1.675%	2,997,662
5,000,000	U.S. Treasury Bill 07/26/2018, 1.703%	4,994,408
		------------
		36,986,709
		------------

	Money Market Fund - 1.46%
6,731,258	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 7-day
	net yield 1.81%	6,731,258
		------------

	TOTAL SHORT-TERM INVESTMENTS	43,717,967
	(cost $43,717,967)	------------

	TOTAL INVESTMENTS
	(cost $354,803,335) - 99.92%	460,922,009
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.08%	390,357
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$461,312,366
		------------
		------------

% of net assets.

As of June 30, 2018, investment cost for federal tax purposes was $349,283,154 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$116,705,665
Unrealized depreciation	(5,066,810)
------------
Net unrealized appreciation	$111,638,855
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$410,019,669
Money Market Fund	6,731,258
Level 2 -
U.S. Government Securities	36,986,709
Convertible Preferred Stock(1)	7,184,373
Level 3 -
None	--
------------
Total	$460,922,009
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2018